Taxes - Tax Rate Reconciliation Narrative (Details) - USD ($) $ in Billions	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effective income tax rate reconciliation, additional disclosures
U.S. corporate tax rate			21.00%	35.00%	35.00%
Provisional charge from enactment of U.S. tax reform (in dollars)		$ 5.5		$ 5.5
Measurement period adjustments recognized related to U.S. tax reform (in dollars)	$ 1.9		$ 2.0
Measurement period adjustments impact on effective tax rate			17.70%
Measurement period adjustments resulting from election of deferred method for GILTI (in dollars)	$ 2.0		$ 2.0
Annual increase (decrease) in effective income tax rate			(26.40%)
Decrease related to U.S. tax reform			(30.40%)
Decrease related to domestic and foreign audit activity			(6.80%)
Decrease due to more favorable mix of pre-tax earnings			(2.10%)
Decrease due to re-assessment of valuation allowances			(1.20%)
Increase due to lower benefit from utilization of foreign tax credits			5.90%
Increase due to benefits in 2017 related to intra-entity asset transfer			5.10%
Increase due to benefits in 2017 related to tax write-down of an intercompany investment			1.70%
Increase related to intercompany payments			1.30%